Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES:
Net income (loss)	$ 136	$ (5,420)	$ (2,095)	$ (5,934)
Adjustments to reconcile net income (loss) to net cash provided/(used) by operating activities:
Charges incurred in connection with the vesting and issuance of common stock and common stock options for employee and director compensation	233	142	678	651
Gain on disposal of property and equipment	(28)	(15)	(59)	(57)
Amortization of deferred financing fees	72		98
Bad debt expense	127	506	577	980
Depreciation	1,165	1,190	3,642	3,863
Amortization of intangible assets	45	44	132	44
Change in fair value of warrant liabilities		4,805	1,490	5,692
Deferred income taxes, net	209	(93)	94	88
Recognition of deferred gain from sale-leaseback transactions	(216)	(215)	(646)	(645)
Changes in operating assets and liabilities:
Accounts receivable	(41)	(1,660)	(2,388)	(2,070)
Finance receivables	(4,232)	(366)	(2,113)	(735)
Inventory	647	250	(2,042)	1,118
Prepaid expenses and other assets	136	(160)	(406)	(366)
Accounts payable	2,441	4,154	(825)	1,487
Accrued expenses	160	1,166	(414)	1,151
Income taxes payable	(6)		(18)	(70)
Net cash provided/(used) by operating activities	848	4,328	(4,295)	5,197
INVESTING ACTIVITIES:
Purchase and additions of property and equipment	(183)	(164)	(792)	(331)
Purchase of property for rental program	(691)		(2,026)
Proceeds from sale of property and equipment	44	19	105	124
Cash paid for assets acquired from VendScreen		(5,625)		(5,625)
Net cash provided by (used in) investing activities	(830)	(5,770)	(2,713)	(5,832)
FINANCING ACTIVITIES:
Cash used for the retirement of common stock			(31)	(40)
Payment of deferred financing costs	(90)		(90)
Proceed from exercise of common stock warrants		1,652	6,193	1,681
Proceed (payments) from line of credit, net		33		3,033
Repayment of long-term debt	(182)	(151)	(556)	(512)
Net cash (used)/provided by financing activities	(272)	1,534	5,516	4,162
Net (decrease) increase in cash	(254)	92	(1,492)	3,527
Cash at beginning of period	18,034	14,809	19,272	11,374
Cash at end of period	17,780	14,901	17,780	14,901
Supplemental disclosures of cash flow information:
Interest paid in cash	59	191	528	404
Depreciation expense allocated to cost of services	950	1,051	3,000	3,436
Reclass of rental program property to inventory, net	8	347	74	845
Prepaid items financed with debt			54	103
Equipment and property acquired under capital lease	54	409	326	444
Disposal of property and equipment	$ 87	189	$ 748	526
Fair value of common stock warrants at issuance recorded as a debt discount		52		52
Debt financing cost financed with debt		$ 79		$ 79